Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Schedule of consolidated profit or loss	The major components of income tax expense for the years ended December 31, 2022, 2021 and 2020 are as follows:
	2022	2021	2010
	RMB’000	RMB’000	RMB’000
Current income tax:
Current income tax charge	149	1,783	10,143
Over provision in prior years	—	(1,899)	(1,912)
Deferred tax	6,319	1,151	(4,609)
Income tax expense reported in profit or loss	6,468	1,035	3,622

Schedule of reconciliation of tax expense	Reconciliation of tax expense and the accounting profit multiplied by China’s domestic tax rate of 25% for 2022, 2021 and 2020:
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Accounting loss before tax	(890,439)	(58,582)	(11,592)
At China’s statutory income tax rate	(222,609)	(14,645)	(2,898)
Effect of lower tax rate (Note)	58,444	16,922	8,691
Loss attributable to a joint venture	—	123	2
Non-deductible expenses for tax purposes	3,260	824	1,718
Super deductions	(1,321)	(2,406)	(2,086)
Adjustments in respect of current tax of previous periods	149	(1,899)	(1,912)
Unrecognised tax losses	168,545	2,116	107
At the effective income tax rate of -1% (2021: -2%; 2020: -31%)	6,468	1,035	3,622
Income tax expense reported in profit or loss	6,468	1,035	3,622

Schedule of reconciliation of deferred tax assets and liabilities	Reconciliation of deferred tax assets and liabilities:
	December 31, 2022	December 31, 2021
	RMB’000	RMB’000
Deferred tax assets	—	7,736
Deferred tax liabilities	—	(1,417)
Net deferred tax	—	6,319

Schedule of deferred tax
	January 1, 2021	Credited/ (charged) to profit or loss	December 31, 2021
	RMB’000	RMB’000	RMB’000
Leases	95	61	156
Expected credit losses on debt financial assets	6,382	(1,314)	5,068
Trade payables, accrual and provisions	2,440	72	2,512
Fair value adjustment arising from business combinations	(1,447)	30	(1,417)
Total	7,470	(1,151)	6,319
	January 1, 2022	Credited/ (charged) to profit or loss	December 31, 2022
	RMB’000	RMB’000	RMB’000
Leases	156	(156)	—
Expected credit losses on debt financial assets	5,068	(5,068)	—
Trade payables, accrual and provisions	2,512	(2,512)	—
Fair value adjustment arising from business combinations	(1,417)	1,417	—
Total	6,319	(6,319)	—